Related Parties - Schedule of Allocation of Expenses Reflected in Consolidated and Combined Financial Statements (Detail) - R.R. Donnelley & Sons Company - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Total allocations from RRD	$ 54.4	$ 172.6	$ 228.2	$ 218.0
Costs of goods sold
Related Party Transaction [Line Items]
Total allocations from RRD	10.3	28.0	38.5	41.0
Selling, general and administrative
Related Party Transaction [Line Items]
Total allocations from RRD	39.3	129.4	168.3	158.6
Depreciation and amortization
Related Party Transaction [Line Items]
Total allocations from RRD	$ 4.8	$ 15.2	$ 21.4	$ 18.4